Forward U.S. Government Money Fund
Forward U.S. Government Money Fund
Investment Objective
The Fund seeks maximum current income consistent with the preservation of principal and liquidity.
Fees and Expenses of the Fund
The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment) As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Forward U.S. Government Money Fund		Investor Class	Institutional Class
Management Fee		0.08%	0.08%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.27%	0.27%
Administrative Fees	[1]	0.25%
Total Other Expenses		0.52%	0.27%
Total Annual Fund Operating Expenses		0.85%	0.35%
Fee Waiver and/or Expense Reimbursement		(0.25%)	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.60%	0.35%
[1]	The Fund's investment advisor is contractually obligated to waive the fees payable under the Administrative Plan until April 30, 2017. This expense limitation arrangement may not be terminated by the Fund's investment advisor prior to such date under any circumstances.

Examples
These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first two years. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:
Expense Example Forward U.S. Government Money Fund (USD $)	Investor Class	Institutional Class
1 Year	61	36
3 Years	220	113
5 Years	421	196
10 Years	1,001	443

Expense Example, No Redemption Forward U.S. Government Money Fund (USD $)	Investor Class	Institutional Class
1 Year	61	36
3 Years	220	113
5 Years	421	196
10 Years	1,001	443

Principal Investment Strategies
The Fund is a money market fund that invests 99.5% or more of its total assets in cash, obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities, including government sponsored enterprises (“U.S. Government Securities”), and repurchase agreements that are collateralized fully by either cash or U.S. Government Securities. The Fund follows applicable regulatory requirements concerning the quality, maturity, liquidity and diversifications of its investments. The Fund seeks to maintain an average-dollar-weighted portfolio maturity of 60 days or less and an average-dollar-weighted portfolio life of 120 days or less, while maintaining liquidity and maximizing current yield.

Forward Management, LLC (“Forward Management” or the “Advisor”) directly invests the assets of the Fund, and uses quantitative analysis to attempt to maximize the Fund’s yield. The Fund seeks to maintain a stable share value of $1.00 per share, although there is no assurance that it will be able to do so.
Principal Risks
Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Interest Rate: The value of debt securities changes as interest rates change and the value of debt securities typically declines if interest rates increase. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, which makes them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

Repurchase Agreements: Repurchase agreements involve the risk that a seller will become subject to bankruptcy or other insolvency proceedings or fail to repurchase a security from the Fund. In such situations, the Fund may incur losses including as a result of (a) a possible decline in value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) a possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

Underlying Funds Risk: Because the Fund may be an underlying fund for one or more of the Trust’s “fund of funds” and, therefore, a significant percentage of the Fund’s outstanding shares may be held by a fund of funds, a change in asset allocation by the fund of funds could result in purchases and redemptions of a large number of shares of the Fund, causing significant changes to the Fund’s portfolio composition, potential increases in expenses to the Fund and purchases and sales of securities in a short timeframe, each of which could negatively impact Fund performance.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. The performance of the index does not reflect deductions for fees, expenses or taxes. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund and the Fund’s current yield, which are updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.
Calendar Year Total Returns—Institutional Class

Best Quarter – December 31, 2006	1.22%
Worst Quarter – March 31, 2014	0.00%

Average Annual Total Returns For the period ended December 31, 2014
Average Annual Total Returns Forward U.S. Government Money Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Institutional Class	0.01%	0.03%	1.44%	2.68%	Apr. 09, 1992
Institutional Class Citigroup 3-Month Treasury Bill Index	0.03%	0.07%	1.46%	2.83%
Investor Class	0.01%	0.03%	1.24%	1.77%	Jul. 29, 1998
Investor Class Citigroup 3-Month Treasury Bill Index	0.03%	0.07%	1.46%	2.18%